Convertible Notes and Notes Payable (Tables)	6 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes and Notes Payable

At March 31, 2020, the Company is obligated for $76,350 in notes payable and $286,981 in convertible notes payable.

		September 30, 2020		March 31, 2020
		Notes Payable	Convertible Notes Payable	Notes Payable	Convertible Notes Payable
1.	Third Parties – Principal	$42,500	$632,941	$15,000	$280,000
	Third Parties – Unamortized Debt Discount	-	(215,686)	-	-
	Third Parties – Interest	325	19,925	95	6,981
	Third Parties – Total	42,825	437,180	15,095	286,981

2.	Related Parties – Principal	252,142	-	59,642	-
	Related Parties – Interest	1,834	-	1,613	-
	Related Parties – Total	253,976	-	61,255	-
	Total	$296,801	$437,180	$76,350	$286,981